Treasury Stocks - Additional Information (Details) ¥ in Thousands, $ in Millions		1 Months Ended			12 Months Ended
	May 03, 2021 CNY (¥) shares	Sep. 30, 2021 shares	May 31, 2021 shares	Jan. 31, 2020 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Mar. 16, 2022 USD ($)	Sep. 09, 2020 USD ($)	Jan. 01, 2020 shares	Apr. 30, 2018 shares
Equity Class Of Treasury Stock
Common stock shares outstanding					2,496,001,757	2,577,386,552				2,350,123,270
Treasury stock, shares					308,136,735	226,751,940
Share-based Payment Arrangement, Decrease for Tax Withholding Obligation | ¥					¥ 31,097	¥ 150,705
2018 Equity Incentive Plan
Equity Class Of Treasury Stock
Ordinary shares Held in trust											51,624,000
Restricted Share Units | 2018 Equity Incentive Plan
Equity Class Of Treasury Stock
Shares transferred from treasury stock to ordinary shares						5,757,945	4,002,052
Restricted Share Units | Amended 2018 Plan
Equity Class Of Treasury Stock
Treasury stock, shares					9,867,045	83,097,225
Number of shares transferred from treasury stock to ordinary shares upon vesting					53,018,580
Restricted Ordinary Shares | 2018 Equity Incentive Plan
Equity Class Of Treasury Stock
Treasury stock, shares					12,338,955	12,338,955
Restricted Ordinary Shares | Amended 2018 Plan
Equity Class Of Treasury Stock
Treasury stock, shares						95,816,325
Restricted Ordinary Shares | Initial Public Offering | 2018 Equity Incentive Plan
Equity Class Of Treasury Stock
Restricted share units vested transferred from treasury stocks to ordinary shares				22,098,952
Shares Repurchase
Equity Class Of Treasury Stock
Share repurchased					154,614,975	34,683,225	25,799,190
Proceeds from repurchases | ¥					¥ 253,079	¥ 103,543	¥ 23,915
Shares Repurchase | Restricted Ordinary Shares
Equity Class Of Treasury Stock
Treasury stock, shares					215,097,390
Share Repurchase Program
Equity Class Of Treasury Stock
Stock repurchase program authorized amount | $								$ 100	$ 10
ADR
Equity Class Of Treasury Stock
Stock Issued During Period, Shares, New Issues	4,047,620
ADR | Shares Repurchase
Equity Class Of Treasury Stock
Common stock shares outstanding					10,307,665	2,312,215	1,719,946
Class A ordinary shares
Equity Class Of Treasury Stock
Common stock shares outstanding					2,184,377,313					1,993,498,826
Stock Issued During Period, Value, New Issues | ¥	¥ 1,029,455
Class A ordinary shares | Amended 2018 Plan
Equity Class Of Treasury Stock
Ordinary shares contributed for future share awards		63,774,885	63,774,885
Share-based payment arrangement, shares withheld for tax withholding obligation					17,102,175	33,255,495
Shares Issued in Period		94,927,065	94,927,065
Share-based Payment Arrangement, Decrease for Tax Withholding Obligation | ¥					¥ 31,097	¥ 150,705
Stock Issued During Period, Shares, New Issues					37,313,775	13,043,895
Stock Issued During Period, Value, New Issues | ¥					¥ 134,919	¥ 45,728